Overview and Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) customer segment item generating_station mi MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Service cost			$ 8,314,000	$ 7,231,000	$ 9,195,000
Interest cost			$ 29,638,000	31,154,000	28,363,000
Ownership interest in IPALCO by AES U.S. Investments (percent)			88.40%
Ownership interest in IPALCO by CDPQ (percent)			11.60%
Number of customers | customer			480,000
Distance of Furthest Customer from Indianapolis | mi			40
Number of generating stations | generating_station			4
Electric generation capability for winter, megawatts | MW			3,259
Electric generation capability for summer, megawatts | MW			3,141
Total other assets			$ 6,181,000	6,743,000
Unbilled energy revenues			42,100,000	48,400,000
Operating revenues			1,250,399,000	1,321,674,000	1,255,734,000
Provision for doubtful accounts			4,300,000	4,900,000	$ 3,800,000
Loss contingencies accrued			$ 5,600,000	$ 5,200,000
Number of suppliers | item			4
Capitalized amount, rate			8.10%	8.30%	8.60%
Depreciation rate			4.20%	4.10%	4.00%
Depreciation expense			$ 198,800,000	$ 185,900,000	$ 180,000,000
Utility plant assets			$ 3,451,383,000	2,856,634,000	2,553,000,000
Number of segments | segment			2
Outstanding receivables purchased amount			$ 0	50,000,000
Deferred financing costs that will be reclassified and deducted from debt amount			$ 300,000
Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			65.00%
Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			53.00%
AES U.S. Holdings, LLC [Member]
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent			85.00%
CDPQ [Member]
Significant Accounting Policies [Line Items]
Ownership interest in IPALCO by AES U.S. Investments (percent)	11.60%
Ownership Interest in Parent Company, Percent			15.00%
Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost			$ 8,314,000	7,231,000	9,195,000
Interest cost			$ 29,638,000	31,154,000	28,363,000
Number of customers | customer			480,000
Distance of Furthest Customer from Indianapolis | mi			40
Electric generation capability for winter, megawatts | MW			3,259
Electric generation capability for summer, megawatts | MW			3,141
Total other assets			$ 947,000	1,648,000
Unbilled energy revenues			42,100,000	48,400,000
Operating revenues			1,250,399,000	1,321,674,000	1,255,734,000
Provision for doubtful accounts			4,300,000	4,900,000	$ 3,800,000
Loss contingencies accrued			$ 5,600,000	$ 5,200,000
Number of suppliers | item			4
Capitalized amount, rate			8.10%	8.30%	8.60%
Depreciation rate			4.20%	4.10%	4.00%
Depreciation expense			$ 198,800,000	$ 185,900,000	$ 180,000,000
Interest or penalties				0	$ 0
Utility plant assets			3,451,383,000	2,856,634,000
Outstanding receivables purchased amount			0	$ 50,000,000
Deferred financing costs that will be reclassified and deducted from debt amount			$ 300,000
Indianapolis Power And Light Company [Member] | Eagle Valley CCGT And Harding Street Refueling Project [Member]
Significant Accounting Policies [Line Items]
Capitalized amount, rate			7.30%	7.60%
Indianapolis Power And Light Company [Member] | Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			65.00%
Indianapolis Power And Light Company [Member] | Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			53.00%
Physical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date			Dec. 10, 2018
Physical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date			Dec. 10, 2018
Clerical-Technical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date			Feb. 20, 2017
Clerical-Technical Unit [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date			Feb. 20, 2017
Adjustments for New Accounting Principle, Early Adoption [Member]
Significant Accounting Policies [Line Items]
Total other assets			$ (20,800,000)
Adjustments for New Accounting Principle, Early Adoption [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Total other assets			(13,900,000)
Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Service cost		$ 400,000
Interest cost		5,300,000
Scenario, Forecast [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost		400,000
Interest cost		5,300,000
Scenario, Forecast [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost		400,000
Interest cost		5,300,000
Scenario, Forecast [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost		400,000
Interest cost		5,300,000
Disaggregated Rate Approach [Member] | Scenario, Forecast [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost		7,018,000
Interest cost		25,634,000
Disaggregated Rate Approach [Member] | Scenario, Forecast [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost		7,018,000
Interest cost		25,634,000
Aggregate Rate Approach [Member] | Scenario, Forecast [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost		7,382,000
Interest cost		30,916,000
Aggregate Rate Approach [Member] | Scenario, Forecast [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost		7,382,000
Interest cost		30,916,000
Impact of Change [Member] | Scenario, Forecast [Member] | Pension Plan [Member]
Significant Accounting Policies [Line Items]
Service cost		(364,000)
Interest cost		(5,282,000)
Impact of Change [Member] | Scenario, Forecast [Member] | Pension Plan [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Service cost		(364,000)
Interest cost		$ (5,282,000)
Maximum [Member] | Indianapolis Power And Light Company [Member]
Significant Accounting Policies [Line Items]
Outstanding receivables purchased amount			$ 50,000,000